Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
May 31, 2024
PHR-NPRT1-0724
1.802187.120
Common Stocks - 99.5%
	Shares	Value ($)
Biotechnology - 22.4%
Biotechnology - 22.4%
Acelyrin, Inc.	180,373	743,137
Alnylam Pharmaceuticals, Inc. (a)	14,671	2,177,617
Annexon, Inc. (a)	291,889	1,409,824
Arcellx, Inc. (a)	41,100	2,137,200
Arcus Biosciences, Inc. (a)	318,000	4,792,260
ArriVent Biopharma, Inc.	151,600	2,942,556
Ascendis Pharma A/S sponsored ADR (a)	36,100	4,877,110
Avidity Biosciences, Inc. (a)	641,700	17,236,062
Beam Therapeutics, Inc. (a)	177,800	4,235,196
Biogen, Inc. (a)	77,100	17,342,874
bluebird bio, Inc. (a)(b)	2,226,000	2,010,968
Blueprint Medicines Corp. (a)	244,600	25,819,976
CRISPR Therapeutics AG (a)(b)	53,000	2,848,220
Cytokinetics, Inc. (a)	23,100	1,120,581
Dyne Therapeutics, Inc. (a)	984,300	31,379,484
Galapagos NV sponsored ADR (a)	36,900	1,026,558
Generation Bio Co. (a)(b)	715,276	2,274,578
Gilead Sciences, Inc.	607,800	39,063,306
Insmed, Inc. (a)	200,000	11,010,000
Intellia Therapeutics, Inc. (a)	133,200	2,847,816
Leap Therapeutics, Inc. warrants 1/31/26 (a)	60,600	70
Legend Biotech Corp. ADR (a)	877,500	35,108,775
Merus BV (a)	108,000	5,749,920
Moderna, Inc. (a)	350,100	49,906,755
Monte Rosa Therapeutics, Inc. (a)	796,400	3,281,168
NewAmsterdam Pharma Co. NV (a)(b)	243,700	4,569,375
Prothena Corp. PLC (a)	75,800	1,577,398
PTC Therapeutics, Inc. (a)	260,900	9,486,324
Sarepta Therapeutics, Inc. (a)	244,500	31,750,770
Spyre Therapeutics, Inc. (a)	148,742	5,198,533
Xenon Pharmaceuticals, Inc. (a)	226,000	8,603,820
		332,528,231
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	66	0
Health Care Equipment & Supplies - 1.5%
Health Care Equipment - 1.5%
Inspire Medical Systems, Inc. (a)	39,600	6,288,084
Ion Beam Applications SA (b)	350,600	5,498,495
Nyxoah SA (a)(b)	298,200	2,783,538
Nyxoah SA (a)	140,500	1,322,105
Pulmonx Corp. (a)	864,000	6,264,000
		22,156,222
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
agilon health, Inc. (a)	875,942	5,518,435
Life Sciences Tools & Services - 1.4%
Life Sciences Tools & Services - 1.4%
Gerresheimer AG	177,200	20,298,506
Pharmaceuticals - 73.8%
Pharmaceuticals - 73.8%
Agomab Therapeutics SA warrants 10/10/33 (a)(c)(d)	10	0
Arvinas Holding Co. LLC (a)	26,300	871,582
AstraZeneca PLC sponsored ADR	1,712,100	133,578,042
Axsome Therapeutics, Inc. (a)	58,400	4,288,312
Bristol-Myers Squibb Co.	744,500	30,591,505
Catalent, Inc. (a)	228,900	12,312,531
Edgewise Therapeutics, Inc. (a)	436,300	7,473,819
Elanco Animal Health, Inc. (a)	773,000	13,666,640
Eli Lilly & Co.	429,661	352,468,107
Fulcrum Therapeutics, Inc. (a)(b)	683,600	5,366,260
Galderma Group AG	92,240	7,527,253
GSK PLC sponsored ADR	1,595,860	71,446,652
Harmony Biosciences Holdings, Inc. (a)(b)	130,677	3,841,904
Indivior PLC (a)	320,600	5,936,451
Merck & Co., Inc.	557,136	69,942,853
Merck KGaA	146,300	26,590,050
Novo Nordisk A/S Series B sponsored ADR	1,603,900	216,975,592
Royalty Pharma PLC	1,192,000	32,672,720
Sandoz Group AG ADR (b)	4,979	176,705
Structure Therapeutics, Inc. ADR (a)	54,000	1,846,800
UCB SA	474,700	66,586,533
Zoetis, Inc. Class A	172,100	29,181,276
		1,093,341,587
TOTAL COMMON STOCKS (Cost $1,006,403,666)		1,473,842,981

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Biotechnology - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences, Inc.:
Series C (a)(c)(d)	200	46,456
Series D1 (a)(c)(d)	6,308	1,326,888
Series D2 (a)(c)(d)	85	15,910
		1,389,254
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(c)(d)	158,879	1,881,127
Series D1 (a)(c)(d)	14,400	171,072
Series D2 (a)(c)(d)	22,477	253,765
		2,305,964
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Agomab Therapeutics SA Series C (c)(d)	7,729	1,928,609
Software - 0.1%
Systems Software - 0.1%
Evozyne, Inc.:
Series A (a)(c)(d)	5,900	98,412
Series B (c)(d)	56,643	959,532
		1,057,944
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,200,752)		6,681,771

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
Software - 0.1%
Systems Software - 0.1%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (c)(d) (Cost $907,225)	907,225	980,710

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,616,442	2,616,965
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	9,789,968	9,790,947
TOTAL MONEY MARKET FUNDS (Cost $12,407,912)		12,407,912

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,025,919,555)	1,493,913,374
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(12,561,475)
NET ASSETS - 100.0%	1,481,351,899

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,662,481 or 0.5% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	1,687,596

Castle Creek Biosciences, Inc. Series C	12/09/19	82,370

Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Evozyne, Inc. Series A	4/09/21	132,573

Evozyne, Inc. Series B	9/14/23	877,400

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 3/13/24	907,225

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,130,101	180,001,889	191,515,410	282,426	385	-	2,616,965	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	43,199,783	51,045,374	84,454,210	187,261	-	-	9,790,947	0.0%
Total	57,329,884	231,047,263	275,969,620	469,687	385	-	12,407,912

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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